Consolidated Statements of Operations and Other Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Sales	$ 5,245	$ 1,396,152
Sales-related party	6,924,461	8,593,998
Total	6,929,706	9,990,150
Cost of sales-production	6,922,148	10,061,164
Cost of OEM	22,776
Loss on factory relocation	359,015	284,987
Loss on idle capacity	365,310
Total cost of sales	7,669,249	10,346,151
Gross loss	(739,543)	(356,001)
Operating Expenses
Selling expenses	20,426	86,751
General & administrative expenses	1,040,431	710,457
Total operation expenses	1,060,857	797,208
Loss from operation	(1,800,400)	(1,153,209)
Other income (expenses):
Interest expenses	(356,438)	(237,581)
Other income (expenses)	(55,399)	8,713
Total expenses, net	(411,837)	(228,868)
Net loss before income taxes	(2,212,237)	(1,382,077)
Income tax (benefit) expenses	(8,609)	16,067
Net loss	(2,203,628)	(1,398,144)
Foreign currency translation, net of tax	(35,823)	(82,832)
Comprehensive loss	$ (2,239,451)	$ (1,480,976)
Earnings per share
Basic loss per share	$ (0.05)	$ (0.03)
Diluted loss per share	$ (0.05)	$ (0.03)
Weighted average common shares outstanding, basic	41,109,458	41,014,936
Weighted average common shares outstanding, diluted	41,109,458	41,014,936